LONGTERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
LONGTERM OBLIGATIONS
Notes payable - other
	December 31,
	2020	2019
2016 note payable, 6%, unsecured, due December 31, 2021 (A)	$500,000	$500,000
Convertible note payable, 6%, due January 1, 2020 (B)	0	264,000
Note payable, 10%, secured, due January 1, 2018 (C)	265,000	265,000
Convertible term note payable, 12%, secured, due August 31, 2018 (D)	175,000	175,000
Term note payable - PBGC, 6%, secured (E)	246,000	246,000
2020 note payable, 6%, unsecured, due August 24, 2024 (F)	166,473	0
Convertible term note payable, 7%, secured (G)	100,000	0
Convertible notes payable, 6%, due January 1, 2024 (H)	9,000	9,000
Accrued interest due after 2021(I)	7,296	0
	1,468,769	1,459,000
Less: deferred financing costs	6,555	13,110
	1,462,214	1,445,890
Less: current maturities	1,004,445	950,000
	$457,769	$495,890

Notes payable ~ related parties
	December 31,
	2020	2019
Note payable, up to $500,000, 7.5%, due August 31, 2026 (A)	$250,000	$200,000
2020 Note payable, 6%, due January 1, 2024 (B)	328,000	0
Convertible notes payable, 6% (C)	146,300	146,300
Note payable, $400,000 line of credit, 8.35%, unsecured (D)	0	366,635
Convertible note payable, 7%, due June 30, 2023 (E)	25,000	25,000
Note payable, $100,000 line of credit, 6%, unsecured (F)	90,000	90,000
Note payable, $75,000 line of credit, 6%, unsecured (G)	70,000	70,000
Accrued interest due after 2021(H)	106,520	0
	1,015,820	897,935
Less current maturities	0	512,935
	$1,015,820	$385,000

Long-term obligations
	Annual	Annual
	Payments	Amortization	Net
Due Prior to 2021	$673,500	$0	$673,500
2021	500,000	6,555	493,445
2022	190,000	0	190,000
2023	205,500	0	205,500
2024	828,089	0	828,089
2025	0	0	0
2026	250,000	0	250,000
Total long-term obligations	$2,647,089	$6,555	$2,640,534